RELATED PARTY TRANSACTIONS - Management Agreements (Details)	6 Months Ended
	Jun. 30, 2016 USD ($) vessel $ / vessel	Jun. 30, 2015 $ / vessel	Dec. 31, 2015 vessel
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Management Fee to be Paid Per Annum | $ / vessel	31,875	31,500
Seateam
Related Party Transaction [Line Items]
Number of vessels under ship management | vessel	15		14
Frontline Ltd
Related Party Transaction [Line Items]
Quarterly management fee expenses | $	$ 115,000